Fair values of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value

6	Fair values of financial instruments carried at fair value
The accounting policies, control framework and hierarchy used to determine fair values at 30 June 2022 are consistent with those applied for the Annual Report and Accounts 2021.

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2022
Assets
Trading assets	148,156	66,218	2,976	217,350
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,558	15,252	15,063	45,873
Derivatives	2,556	258,256	2,111	262,923
Financial investments	191,631	82,237	2,709	276,577
Liabilities
Trading liabilities	60,623	19,595	351	80,569
Financial liabilities designated at fair value	1,135	116,406	8,465	126,006
Derivatives	2,758	246,391	2,320	251,469

At 31 Dec 2021
Assets
Trading assets	180,423	65,757	2,662	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,937	17,629	14,238	49,804
Derivatives	2,783	191,621	2,478	196,882
Financial investments	247,745	97,838	3,389	348,972
Liabilities
Trading liabilities	63,437	20,682	785	84,904
Financial liabilities designated at fair value	1,379	136,243	7,880	145,502
Derivatives	1,686	186,290	3,088	191,064

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2022
Transfers from Level 1 to Level 2	2,407	1,937	538	—	55	—	—
Transfers from Level 2 to Level 1	4,066	3,488	99	—	203	—	—

At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
We adopt the use of fair value adjustments when we take into consideration additional factors not incorporated within the valuation model that would otherwise be considered by a market participant. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to GBM. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Global Banking and Markets fair value adjustments
	At 30 Jun 2022		At 31 Dec 2021
	GBM	Corporate Centre	GBM	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	800	28	868	42
– bid-offer	427	—	412	—
– uncertainty	78	1	66	1
– credit valuation adjustment	300	21	228	35
– debt valuation adjustment	(204)	—	(92)	—
– funding fair value adjustment	199	6	254	6
– other	—	—	—	—
Model-related	61	—	57	—
– model limitation	61	—	57	—
– other	—	—	—	—
Inception profit (Day 1 P&L reserves)[1]	99	—	106	—
Total	960	28	1,031	42
1    See Note 8 on the interim condensed financial statements on page 119.
The reduction in fair value adjustments was predominantly driven by changes in the rates and credit environment.
For further details of our risk-related and model-related adjustments, see pages 345 and 346 of the Annual Report and Accounts 2021.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	647	90	14,704	—	15,441	91	—	—	91
Asset-backed securities	468	114	29	—	611	—	—	—	—
Structured notes	—	—	—	—	—	—	8,465	—	8,465
Derivatives with monolines	—	—	—	—	—	—	—	—	—
Other derivatives	—	—	—	2,111	2,111	—	—	2,320	2,320
Other portfolios	1,594	2,772	330	—	4,696	260	—	—	260
At 30 Jun 2022	2,709	2,976	15,063	2,111	22,859	351	8,465	2,320	11,136

Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753
The basis for determining the fair value of the financial instruments in the table above is explained on page 347 of the Annual Report and Accounts 2021.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(7)	(22)	310	408	(45)	(1,103)	165
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(22)	—	408	(45)	—	165
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	310	—	—	(1,103)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(287)	(165)	(336)	(191)	(12)	(398)	(231)
– financial investments: fair value losses	(140)	—	—	—	—	(18)	—
– exchange differences	(147)	(165)	(336)	(191)	(12)	(380)	(231)
Purchases	506	1,026	1,707	—	13	—	—
New issuances	—	—	—	—	4	2,511	—
Sales	(186)	(698)	(299)	—	(95)	(22)	—
Settlements	(273)	(373)	(561)	(509)	(636)	(723)	(580)
Transfers out	(501)	(287)	(36)	(290)	(7)	(549)	(437)
Transfers in	68	833	40	215	344	869	315
At 30 Jun 2022	2,709	2,976	15,063	2,111	351	8,465	2,320
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	(37)	291	929	1	423	3,494
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(37)	—	929	1	—	3,494
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	291	—	—	423	—

At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Total gains recognised in profit or loss	(12)	(223)	715	2,042	1	(380)	2,117
– net income from financial instruments held for trading or managed on a fair value basis	—	(223)	—	2,042	1	—	2,117
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	715	—	—	(380)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(12)	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)	(130)	(41)	(171)	(50)	(5)	(63)	(55)
– financial investments: fair value gains	(68)	—	—	—	—	—	—
– exchange differences	(62)	(41)	(171)	(50)	(5)	(63)	(55)
Purchases	635	894	2,061	—	532	1	—
New issuances	—	—	—	—	11	3,244	—
Sales	(366)	(229)	(717)	—	(4)	(27)	—
Settlements	(159)	(253)	(613)	(1,988)	(673)	(2,026)	(2,425)
Transfers out	(72)	(515)	(25)	(292)	(6)	(365)	(513)
Transfers in	250	520	—	89	72	259	543
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	172	(179)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	979	(977)	—	—
Financial investments	12	(6)	142	(143)
At 30 Jun 2022	1,163	(1,162)	142	(143)

Derivatives, trading assets and trading liabilities[1]	179	(197)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	795	(793)	—	—
Financial investments	24	(24)	105	(104)
At 30 Jun 2021	998	(1,014)	105	(104)

Derivatives, trading assets and trading liabilities[1]	143	(146)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	849	(868)	—	—
Financial investments	20	(20)	113	(112)
At 31 Dec 2021	1,012	(1,034)	113	(112)
1    ‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.
The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the table above reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2022. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 349 and 350 of the Annual Report and Accounts 2021.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Valuation techniques	Key unobservable inputs	30 Jun 2022		31 Dec 2021
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments	15,441	91	See footnote 1	See footnote 1
Asset-backed securities (‘ABS’)	611	—
– collateralised loan/debt obligation	25	—	Market proxy	Prepayment rate			—	—
			Market proxy	Bid quotes	—	98	—	100
– other ABSs	586	—	Market proxy	Bid quotes	—	97	—	100
Loans held for securitisation	—	—
Structured notes	—	8,465
– equity-linked notes	—	6,648	Model – Option model	Equity volatility	6%	95%	6%	124%
			Model – Option model	Equity correlation	30%	98%	22%	99%
– Foreign exchange (‘FX’)-linked notes	—	994	Model – Option model	FX volatility	3%	40%	1%	99%
– other	—	823
Derivatives with monolines	—	—	Model – Discounted cash flow	Credit spread	—	—	—	—
Other derivatives	2,111	2,320
– interest rate derivatives	448	588
securitisation swaps	260	367	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	31	50	Model – Option model	Interest rate volatility	10%	42%	15%	35%
other	157	171
– FX derivatives	291	354
FX options	112	193	Model – Option model	FX volatility	1%	40%	1%	99%
other	179	161
– equity derivatives	1,232	1,154
long-dated single stock options	537	703	Model – Option model	Equity volatility	6%	124%	4%	138%
other	695	451
– credit derivatives	140	224
other	140	224
Other portfolios	4,696	260
– repurchase agreements	993	232	Model – Discounted cash flow	Interest rate curve	1%	5%	1%	5%
– other[2]	3,703	28
At 30 Jun 2022	22,859	11,136
1    Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs.
2    ’Other’ includes a range of smaller holdings.

7	Fair values of financial instruments not carried at fair value
The bases for measuring the fair values of loans and advances to banks and customers, financial investments, deposits by banks, customer accounts, debt securities in issue, subordinated liabilities and non-trading repurchase and reverse repurchase agreements are explained on pages 350 and 351 of the Annual Report and Accounts 2021.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2022		At 31 Dec 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	96,429	96,445	83,136	83,293
Loans and advances to customers	1,028,356	1,021,944	1,045,814	1,044,575
Reverse repurchase agreements – non-trading	244,451	244,381	241,648	241,652
Financial investments – at amortised cost	154,219	148,456	97,302	102,267
Liabilities
Deposits by banks	105,275	105,197	101,152	101,149
Customer accounts	1,651,301	1,651,234	1,710,574	1,710,733
Repurchase agreements – non-trading	129,707	129,705	126,670	126,670
Debt securities in issue	87,944	85,581	78,557	79,243
Subordinated liabilities	20,711	21,683	20,487	26,206
Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value.